Sep. 28, 2026
FPA Queens Road Value ETF
INVESTMENT OBJECTIVE
The FPA Queens Road Value ETF (the “Fund”) seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution and Service (12b‑1) Fees	None
Other Expenses[1]	0.33%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses	1.30%
Fee Waiver and/or Expense Reimbursement[2]	(0.55)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[1,2]	0.75%
1
“Other expenses” and “acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
2
The Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse the Fund for operating expenses in excess of 0.73% of average daily net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, for a period of two years following the reorganization of the Predecessor Fund (defined below). These fee waivers and/or expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund prior to the Predecessor Fund’s reorganization for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund’s Board of Trustees upon written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$77	$358	$660	$1,520

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate may vary from year to year as well as within a year.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy without limitation on issuer capitalization. The sub-adviser’s strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market.

Under normal circumstances, the Fund will invest at least 80% of its net assets (for the purpose of this requirement, net assets include net assets plus any borrowings for investment purposes) in equity securities of value companies. The Fund currently defines a value company as a company that (i) is included in at least one value index (as defined by the Fund’s sub-adviser (the “Value Indices”)), (ii) exhibits one or more valuation metrics (such as price-to-earnings ratio, price-to-book value ratio, price-to-cash flow ratio, price-to-sales ratio, enterprise value-to-EBIT, or enterprise value-to-EBITA, among others) that are lower than the average of an applicable equity market index, or (iii) exhibits characteristics that the sub-adviser determines, based on its proprietary valuation models, indicate the company’s shares are trading at a discount to the company’s intrinsic value. The Fund’s sub-adviser currently defines the Value Indices to include the following indices: S&P 500 Value Index, Russell 3000 Value Index, Morningstar Large Cap Value Index, Morningstar Mid Cap Value Index, Morningstar Small Cap Value Index, and S&P Composite 1500 Value Index. The sub-adviser generally sells securities (i) when it believes they are trading for more than their intrinsic value, (ii) to generate tax losses to offset taxable gains, or (iii) if additional cash is needed to fund redemptions.

PERFORMANCE

The Fund will acquire the assets and liabilities of the FPA Queens Road Value Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust III, through the reorganization of the Predecessor Fund into the Fund (the “Reorganization”), which is expected to occur in the second quarter of 2027. As a result of the Reorganization, the Fund will be the accounting and performance successor of the Predecessor Fund.

The returns presented for the periods prior to July 28, 2023, reflect the performance of the FPA Queens Road Value Fund (the “Value Fund”), which was a series of Bragg Capital Trust and reorganized into the Predecessor Fund on July 28, 2023. As a result of this reorganization, the Predecessor Fund adopted the accounting and performance history of the Value Fund.

Performance results shown in the bar chart and the performance table below for periods prior to the Reorganization reflect the performance of the Predecessor Fund and the Value Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of the S&P 500 Index, a broad-based market index, and the S&P 500 Value Index, an additional index that provides a measure of the U.S. large cap value equity market. The chart and table reflect the reinvestment of dividends and distributions. In addition, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated monthly performance information, please visit the Fund’s website at https://fpav/fpa.com or call (800) 982‑4372.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

The year-to-date return as of June 30, 2026 for the Predecessor Fund, was 11.18%.

Highest Calendar Quarter Return at NAV
15.04
%
(Quarter ended 12/31/2022)
Lowest Calendar Quarter Return at NAV
(20.97
)%
(Quarter ended 03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2025)
Average Annual Total Returns (for the periods ended December 31, 2025)	One Year	Five Years	Ten Years
Return Before Taxes	6.05%	11.26%	11.39%
Return After Taxes on Distributions[1]	5.36%	9.84%	10.02%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.08%	8.72%	9.07%
S&P 500 Index	17.88%	14.42%	14.82%
S&P 500 Value Index	13.19%	12.96%	11.73%
1
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).